Receivables from customers (Tables)	12 Months Ended
Mar. 31, 2023
Receivables from customers [Abstract]
Schedule of receivables from customers
	As of March 31,
	2023	2022
Receivable due from trading solution services	$3,773,982	$1,230,542

	$3,773,982	$1,230,542